Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Other Assets [Line Items]
Prepaids	$ 47.9	$ 45.3
Deferred financing cost	3.1	4.9
Other	8.2	19.8
Total other assets	59.2	70.0
Current	57.7	66.7
Non-current	$ 1.5	$ 3.3